Financial Information as per operating segments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Information As Per Operating Segments
Schedule of disclosure of segments and assess its performance

Operating segment	Products and services
Chile	Beers, non-alcoholic beverages, spirits and SSU.
International Business	Beers, cider, non-alcoholic beverages and spirits in Argentina, Uruguay, Paraguay and Bolivia.
Wines	Wines, mainly in export markets to more 80 countries.

Schedule of operating segments

	Chile		International Business		Wines		Others		Total
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Net sales	1,769,032,771	1,714,560,272	823,528,981	566,277,644	254,751,837	234,510,659	-	-	2,847,313,589	2,515,348,575
Others income	21,367,724	22,428,784	25,507,800	19,740,170	7,724,873	5,495,301	2,652,468	2,543,237	57,252,865	50,207,492
Sales revenue between segments	38,843,163	21,982,179	1,081,496	466,547	20,161,213	12,819,535	(60,085,872)	(35,268,261)	-	-
Net sales	1,829,243,658	1,758,971,235	850,118,277	586,484,361	282,637,923	252,825,495	(57,433,404)	(32,725,024)	2,904,566,454	2,565,556,067
Change %	4.0	-	45.0	-	11.8	-	-	-	13.2	-
Cost of sales	(1,018,348,069)	(953,938,348)	(440,460,850)	(285,512,340)	(170,264,143)	(156,502,790)	38,115,285	17,341,512	(1,590,957,777)	(1,378,611,966)
% of Net sales	55.7	54.2	51.8	48.7	60.2	61.9	-	-	54.8	53.7
Gross margin	810,895,589	805,032,887	409,657,427	300,972,021	112,373,780	96,322,705	(19,318,119)	(15,383,512)	1,313,608,677	1,186,944,101
% of Net sales	44.3	45.8	48.2	51.3	39.8	38.1	-	-	45.2	46.3
MSD&A (1)	(608,537,795)	(601,496,981)	(381,386,158)	(243,405,220)	(84,387,899)	(77,362,794)	(12,120,538)	(14,007,196)	(1,086,432,390)	(936,272,191)
% of Net sales	33.3	34.2	44.9	41.5	29.9	30.6	-	-	37.4	36.5
Others operating income (expenses)	3,048,305	1,049,865	(1,485,507)	(13,487)	1,169,235	1,058,998	32,793,570	515,889	35,525,603	2,611,265
Adjusted operating result (2)	205,406,099	204,585,771	26,785,762	57,553,314	29,155,116	20,018,909	1,354,913	(28,874,819)	262,701,890	253,283,175
Change %	0.4	-	(53.5)	-	45.6	-	-	-	3.7	-
% of Net sales	11.2	11.6	3.2	9.8	10.3	7.9	-	-	9.0	9.9
Net financial expense	-	-	-	-	-	-	-	-	(59,063,225)	(37,620,556)
Share of net income (loss) of joint ventures and associates accounted for using the equity method	-	-	-	-	-	-	-	-	(9,494,703)	(19,217,758)
Gains (losses) on exchange differences	-	-	-	-	-	-	-	-	(17,797,269)	(65,944,570)
Result as per adjustment units	-	-	-	-	-	-	-	-	(10,722,033)	(14,025,895)
Other gains (losses)	-	-	-	-	-	-	-	-	(94,937)	(13,316,208)
Income before taxes									165,529,723	103,158,188
Income tax (expense) benefit									11,015,074	15,267,255
Net income for year (4)									176,544,797	118,425,443
Non-controlling interests									15,600,659	12,772,715
Net income attributable to equity holders of the parent									160,944,138	105,652,728
Depreciation and amortization	84,673,402	78,823,699	51,659,761	28,010,403	12,673,960	12,165,441	4,227,101	7,119,655	153,234,224	126,119,198
ORBDA (3)	290,079,501	283,409,470	78,445,523	85,563,717	41,829,076	32,184,350	5,582,014	(21,755,164)	415,936,114	379,402,373
Change %	2.4	-	(8.3)	-	30.0	-	-	-	9.6	-
% of Net sales	15.9	16.1	9.2	14.6	14.8	12.7	-	-	14.3	14.8

(1)	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)	Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units, Other gains (losses) and income taxes).
(3)	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).
(4)	The sale of a portion of land located in the district of Quilicura, Metropolitan Region, made on April 3, 2024, as described in Note 14 - Non-current assets held for sale, letter a), generated an increase in ORBDA of
ThCh$ 28,668,933 and effect on net income of ThCh$ 20,928,321 in the consolidated results as of December 2024.
b)	Information as per operating segments for the years ended December 31, 2023 and 2022:

	Chile		International Business		Wines		Others		Total
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Net sales	1,714,560,272	1,627,114,439	566,277,644	761,302,617	234,510,659	268,794,991	-	-	2,515,348,575	2,657,212,047
Others income	22,428,784	25,681,177	19,740,170	19,374,495	5,495,301	6,840,932	2,543,237	2,326,297	50,207,492	54,222,901
Sales revenue between segments	21,982,179	20,553,741	466,547	1,886,239	12,819,535	20,713,970	(35,268,261)	(43,153,950)	-	-
Net sales	1,758,971,235	1,673,349,357	586,484,361	782,563,351	252,825,495	296,349,893	(32,725,024)	(40,827,653)	2,565,556,067	2,711,434,948
Change %	5.1	-	(25.1)	-	(14.7)	-	-	-	(5.4)	-
Cost of sales	(953,938,348)	(972,143,151)	(285,512,340)	(389,025,772)	(156,502,790)	(183,138,062)	17,341,512	29,381,676	(1,378,611,966)	(1,514,925,309)
% of Net sales	54.2	58.1	48.7	49.7	61.9	61.8	-	-	53.7	55.9
Gross margin	805,032,887	701,206,206	300,972,021	393,537,579	96,322,705	113,211,831	(15,383,512)	(11,445,977)	1,186,944,101	1,196,509,639
% of Net sales	45.8	41.9	51.3	50.3	38.1	38.2	-	-	46.3	44.1
MSD&A (1)	(601,496,981)	(544,219,910)	(243,405,220)	(332,194,128)	(77,362,794)	(75,131,811)	(14,007,196)	(16,377,702)	(936,272,191)	(967,923,551)
% of Net sales	34.2	32.5	41.5	42.4	30.6	25.4	-	-	36.5	35.7
Others operating income (expenses)	1,049,865	(233,217)	(13,487)	1,569,929	1,058,998	966,449	515,889	541,907	2,611,265	2,845,068
Adjusted operating result (2)	204,585,771	156,753,079	57,553,314	62,913,380	20,018,909	39,046,469	(28,874,819)	(27,281,772)	253,283,175	231,431,156
Change %	30.5	-	(8.5)	-	(48.7)	-	-	-	9.4	-
% of Net sales	11.6	9.4	9.8	8.0	7.9	13.2	-	-	9.9	8.5
Net financial expense	-	-	-	-	-	-	-	-	(37,620,556)	(53,060,337)
Share of net income (loss) of joint ventures and associates accounted for using the equity method	-	-	-	-	-	-	-	-	(19,217,758)	(10,978,068)
Gains (losses) on exchange differences	-	-	-	-	-	-	-	-	(65,944,570)	(20,173,381)
Result as per adjustment units	-	-	-	-	-	-	-	-	(14,025,895)	1,198,565
Other gains (losses)	-	-	-	-	-	-	-	-	(13,316,208)	(12,669,540)
Income before taxes									103,158,188	135,748,395
Income tax (expense) benefit									15,267,255	(263,943)
Net income for year									118,425,443	135,484,452
Non-controlling interests									12,772,715	17,316,101
Net income attributable to equity holders of the parent									105,652,728	118,168,351
Depreciation and amortization	78,823,699	70,252,736	28,010,403	38,909,547	12,165,441	12,328,271	7,119,655	5,006,939	126,119,198	126,497,493
ORBDA (3)	283,409,470	227,005,815	85,563,717	101,822,927	32,184,350	51,374,740	(21,755,164)	(22,274,833)	379,402,373	357,928,649
Change %	24.8	-	(16.0)	-	(37.4)	-	-	-	6.0	-
% of Net sales	16.1	13.6	14.6	13.0	12.7	17.3	-	-	14.8	13.2

(1)	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)	Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units, Other gains (losses) and income taxes).
(3)	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).

Schedule of sales information by geographic location

Net sales per geographical location	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Chile (1)	2,048,580,027	1,960,179,879	1,896,472,434
Argentina (2)	696,005,518	479,815,516	700,321,546
Uruguay	36,576,723	34,750,501	28,961,604
Paraguay	92,497,797	70,348,122	65,639,419
Bolivia	30,906,389	20,462,049	20,039,945
Foreign countries	855,986,427	605,376,188	814,962,514
Total	2,904,566,454	2,565,556,067	2,711,434,948
(1)	Includes net sales correspond to Corporate Support Unit and eliminations between geographical locations. Additionally, includes net sales made in Chile of the Wines Operating segment.
(2)	Includes net sales made by the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L., registered under the Wines Operating segment and Chile Operating segment, respectively.

Schedule of sales information by customer

Net Sales	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Domestic sales	2,770,814,520	2,448,913,805	2,559,606,624
Exports sales	133,751,934	116,642,262	151,828,324
Total	2,904,566,454	2,565,556,067	2,711,434,948

Schedule of sales information by product category

Sales information by product category	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Alcoholic business	1,885,902,502	1,618,117,846	1,818,810,903
Non-alcoholic business	961,411,087	897,230,729	838,401,144
Others (1)	57,252,865	50,207,492	54,222,901
Total	2,904,566,454	2,565,556,067	2,711,434,948
(1)	Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.

Schedule of depreciation and amortization as per operating segments

Depreciation and amortization	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Chile operating segment	84,673,402	78,823,699	70,252,736
International Business operating segment	51,659,761	28,010,403	38,909,547
Wines operating segment	12,673,960	12,165,441	12,328,271
Others (1)	4,227,101	7,119,655	5,006,939
Total	153,234,224	126,119,198	126,497,493
(1)	Includes depreciation and amortization corresponding to the Corporate Support Units.

Schedule of cash flows operating segments

Cash flows Operating Segments	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Cash flows from operating activities	287,516,727	294,097,407	45,937,153
Chile operating segment	151,388,387	131,525,546	16,363,598
International business operating segment	59,970,855	69,414,222	68,638,330
Wines operating segment	40,445,090	21,783,654	6,000,923
Others (1)	35,712,395	71,373,985	(45,065,698)

Cash flows from investing activities	(118,294,251)	(137,231,817)	(236,456,796)
Chile operating segment	(89,738,925)	(60,441,964)	(144,848,367)
International business operating segment	(50,729,308)	(38,973,597)	(67,910,992)
Wines operating segment	(11,656,348)	(11,310,213)	(13,030,601)
Others (1)	33,830,330	(26,506,043)	(10,666,836)

Cash flows from financing activities	(125,035,774)	(118,036,175)	537,101,943
Chile operating segment	(38,133,807)	(27,109,286)	45,534,885
International business operating segment	5,058,733	1,426,434	3,751,919
Wines operating segment	(26,326,863)	(5,351,845)	(30,597,389)
Others (1)	(65,633,837)	(87,001,478)	518,412,528

(1)	Others include Corporate Support Units.

Schedule of capital expenditures as per operating segments

Capital expenditures (property, plant and equipment and intangible assets)	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Chile operating segment	90,611,005	80,678,753	146,703,164
International Business operating segment	52,832,489	36,284,427	42,064,662
Wines operating segment	11,711,984	11,600,973	13,869,824
Others (1)	4,930,706	883,687	965,840
Total	160,086,184	129,447,840	203,603,490
(1)	Others include the capital investments corresponding to the Corporate Support Units.

Schedule of assets as per operating segments

Assets as per Operating segment	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Chile operating segment	1,801,212,657	1,750,524,550
International Business operating segment	987,649,086	541,973,292
Wines operating segment	459,435,444	433,443,907
Others (1)	741,419,803	698,004,531
Total	3,989,716,990	3,423,946,280
(1)	Includes assets corresponding to the Corporate Support Units.

Schedule of assets per geographic location

Assets per geographical location	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Chile (1)	2,940,871,838	2,847,015,037
Argentina (2)	900,201,584	465,498,008
Uruguay	41,006,180	35,961,224
Paraguay	56,257,348	32,405,738
Bolivia	47,985,109	40,639,592
Others (3)	3,394,931	2,426,681
Total	3,989,716,990	3,423,946,280
(1)	Includes the assets corresponding to the Corporate Support Units and eliminations between geographic location and investments in associates and joint ventures. Additionally, includes part of Wines Operating segment and excludes its argentine subsidiary Finca La Celia S.A.
(2)	Includes the assets of the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L. registered under the Wines Operating segment and Chile Operating segment, respectively.
(3)	Includes the assets of the subsidiaries VSPT UD LLC, VSPT UK Ltd. and VSPT Winegroup (Shangai) Limited.

Schedule of liabilities as per operating segments

Liabilities as per Operating segment	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Chile operating segment	776,980,472	703,705,503
International Business operating segment	456,260,455	265,663,942
Wines operating segment	165,011,985	161,313,082
Others (1)	918,948,768	955,881,172
Total	2,317,201,680	2,086,563,699
(1)	Others include liabilities corresponding to the Corporate Support Units.

Schedule of operating segments additional information

	For the years ended December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Net income of year	176,544,797	118,425,443	135,484,452
Add (Subtract):
Other gains (losses)	94,937	13,316,208	12,669,540
Finance income	(38,102,053)	(39,402,492)	(22,870,538)
Finance costs	97,165,278	77,023,048	75,930,875
Share of net income (loss) of joint ventures and associates accounted for using the equity method	9,494,703	19,217,758	10,978,068
Gains (losses) on exchange differences	17,797,269	65,944,570	20,173,381
Result as per adjustment units	10,722,033	14,025,895	(1,198,565)
Income tax (expense) benefit	(11,015,074)	(15,267,255)	263,943
Adjusted operating result	262,701,890	253,283,175	231,431,156
Depreciation and amortization	153,234,224	126,119,198	126,497,493
ORBDA	415,936,114	379,402,373	357,928,649

Schedule of consolidated amount of income

	For the years ended December 31.
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Consolidated statement of income
Distribution costs	(536,420,140)	(470,120,810)	(504,184,248)
Administrative expenses	(214,914,189)	(197,256,571)	(187,421,796)
Others expenses by function	(339,783,068)	(270,703,334)	(278,757,105)
Others expenses included in ´Others expenses by function´	4,685,903	1,808,524	2,439,598
Total MSD&A	(1,086,431,494)	(936,272,191)	(967,923,551)